CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Dec. 30, 2021	Dec. 04, 2014 USD ($) tranche $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of classes of share capital [line items]
Number of tranches of preferred equity | tranche		3
Average dividend yield		6.50%
Preferred stock, redemption price per share (in dollars per share) | $ / shares		$ 25.70
Total capital securities			$ 2,833		$ 3,085
Dividend payments, interval term			6 months
Redemption amount			$ 33	$ 45	38	$ 49
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Total capital securities			545		810
Preferred Equity Tranche One
Disclosure of classes of share capital [line items]
Preferred equity		$ 600
Maturity term	7 years	7 years
Preferred Equity, Tranche Two
Disclosure of classes of share capital [line items]
Preferred equity		$ 600
Maturity term		10 years
Preferred Equity, Tranche Three
Disclosure of classes of share capital [line items]
Preferred equity		$ 600
Maturity term		12 years
Limited Partner Units | FV LTIP units of the Operating Partnership
Disclosure of classes of share capital [line items]
Total capital securities			$ 474		474
Liquidation preference (in dollars per share) | $ / shares			$ 25.00
Series A Preferred Shares | Rouse Series A Preferred Shares
Disclosure of classes of share capital [line items]
Total capital securities			$ 142		142
Preferred equity
Disclosure of classes of share capital [line items]
Preferred equity			699		699
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Total capital securities			$ 32		$ 49